Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000015937 | Globus Medical8082338
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015937 | Baldwin Insurance Group8082297
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015937 | John Bean Technologies8082353
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015937 | Simply Good Foods8082409
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015937 | MSA Safety8082364
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015937 | ESCO Technologies8082321
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015937 | Pure Storage8082389
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015937 | Nutanix8082370
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015937 | MGP Ingredients8082360
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015937 | Smartsheet8082414
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015937 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015937 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015937 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000015937 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000015937 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000015937 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000015937 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000173316 | Globus Medical8082338
Holdings [Line Items]
Percent of Total Investments	2.90%
C000173316 | Baldwin Insurance Group8082297
Holdings [Line Items]
Percent of Total Investments	2.60%
C000173316 | John Bean Technologies8082353
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173316 | Simply Good Foods8082409
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173316 | MSA Safety8082364
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173316 | ESCO Technologies8082321
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173316 | Pure Storage8082389
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173316 | Nutanix8082370
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173316 | MGP Ingredients8082360
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173316 | Smartsheet8082414
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173316 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000173316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000173316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000173316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000173316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000065363 | Fortive8082172
Holdings [Line Items]
Percent of Total Investments	3.30%
C000065363 | Okta8082207
Holdings [Line Items]
Percent of Total Investments	3.30%
C000065363 | Everest Group8082166
Holdings [Line Items]
Percent of Total Investments	3.20%
C000065363 | AMETEK8082133
Holdings [Line Items]
Percent of Total Investments	3.20%
C000065363 | Ryan Specialty Holdings8082228
Holdings [Line Items]
Percent of Total Investments	2.60%
C000065363 | Edwards Lifesciences8082161
Holdings [Line Items]
Percent of Total Investments	2.50%
C000065363 | Pure Storage8082220
Holdings [Line Items]
Percent of Total Investments	2.30%
C000065363 | McCormick8082192
Holdings [Line Items]
Percent of Total Investments	2.30%
C000065363 | Rockwell Automation8082225
Holdings [Line Items]
Percent of Total Investments	2.20%
C000065363 | Toast8082237
Holdings [Line Items]
Percent of Total Investments	2.10%
C000065363 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065363 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000065363 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000065363 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000065363 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000065363 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000065363 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000096284 | Fortive8082172
Holdings [Line Items]
Percent of Total Investments	3.30%
C000096284 | Okta8082207
Holdings [Line Items]
Percent of Total Investments	3.30%
C000096284 | Everest Group8082166
Holdings [Line Items]
Percent of Total Investments	3.20%
C000096284 | AMETEK8082133
Holdings [Line Items]
Percent of Total Investments	3.20%
C000096284 | Ryan Specialty Holdings8082228
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096284 | Edwards Lifesciences8082161
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096284 | Pure Storage8082220
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096284 | McCormick8082192
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096284 | Rockwell Automation8082225
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096284 | Toast8082237
Holdings [Line Items]
Percent of Total Investments	2.10%
C000096284 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000096284 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000096284 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000096284 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000096284 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000096284 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000096284 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000245657 | Pure Storage8082470
Holdings [Line Items]
Percent of Total Investments	8.80%
C000245657 | Mettler Toledo International8082464
Holdings [Line Items]
Percent of Total Investments	6.20%
C000245657 | Fortive8082459
Holdings [Line Items]
Percent of Total Investments	6.20%
C000245657 | Rockwell Automation8082473
Holdings [Line Items]
Percent of Total Investments	5.40%
C000245657 | Dexcom8082456
Holdings [Line Items]
Percent of Total Investments	5.30%
C000245657 | ServiceNow8082477
Holdings [Line Items]
Percent of Total Investments	5.20%
C000245657 | Bio-Techne8082453
Holdings [Line Items]
Percent of Total Investments	5.10%
C000245657 | Okta8082468
Holdings [Line Items]
Percent of Total Investments	5.00%
C000245657 | Waters8082489
Holdings [Line Items]
Percent of Total Investments	4.90%
C000245657 | Everest Group8082458
Holdings [Line Items]
Percent of Total Investments	4.90%
C000245657 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000245657 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000245657 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000245657 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000245657 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000245657 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%